Net finance costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income on financial assets at amortised cost:
Other receivables			£ 38
Cash and cash equivalents	£ 65	£ 25	18
Financial assets measured at fair value through profit or loss	17	7	(5)
Net gains and losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss		(109)	208
Retranslation of loans and bonds		111	(208)
Total finance income	82	34	51
Interest expense arising on:
Financial liabilities at amortised cost	(389)	(409)	(274)
Derivatives at fair value through profit or loss			6
Reclassification of hedges from other comprehensive income	22	23	18
Net gains and losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	11
Retranslation of loans and bonds	(13)
Finance expense arising on lease liabilities	(5)	(5)	(4)
Other finance expense	(10)	(11)	(4)
Total finance expense	(384)	(402)	(258)
Net finance costs	£ (302)	£ (368)	£ (207)